Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Goodwill by Group Segment
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2023 and 2022 are as follows:

Balance at December 31, 2023
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	16,056	(9,061)	(109)	6,886
Software	17,851	(14,753)	(9)	3,089
Customer base	4,166	(3,780)	—	386
Trademarks	958	(723)	—	235
Other intangible assets	867	(805)	(4)	58
Intangible assets in process	724	—	(8)	716
Total intangible assets	40,622	(29,122)	(130)	11,370

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	15,837	(8,123)	(164)	7,550
Software	17,158	(14,344)	(14)	2,800
Customer base	5,089	(4,368)	—	721
Trademarks	944	(681)	—	263
Other intangible assets	870	(829)	(2)	39
Intangible assets in process	652	—	(8)	644
Total intangible assets	40,550	(28,345)	(188)	12,017
The movement in goodwill assigned to each Group segment was as follows:

2023
Millions of euros	Balance at 12/31/2022	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2023
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	7,752	5	—	—	—	319	8,076
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,215	—	—	(58)	(36)	(13)	1,108
Others	827	11	—	—	—	9	847
Total	18,471	16	—	(58)	(36)	315	18,708

2022
Millions of euros	Balance at 12/31/2021	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2022
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	6,278	695	—	—	—	779	7,752
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,166	—	—	—	—	49	1,215
Others	398	457	—	—	(5)	(23)	827
Total	16,519	1,152	—	—	(5)	805	18,471

Schedule of Allocation of Goodwill to the Different Cash-Generating Units (CGUs)
In order to test for impairment, goodwill was allocated to the different cash-generating units (CGUs), which are grouped into the following reportable operating segments:

Millions of euros	12/31/2023	12/31/2022
Telefónica Spain	4,291	4,291
Telefónica Brazil	8,076	7,752
Telefónica Germany	4,386	4,386
Telefónica Hispam	1,108	1,215
Colombia	164	135
Ecuador	75	137
Chile	615	652
Peru	229	265
Uruguay	23	23
Others T. Hispam	2	3
Other companies	847	827
Telefónica Tech UK & Ireland	438	429
BE-terna	282	279
Others	127	119
TOTAL	18,708	18,471
The discount rates applied to the cash flow projections in 2023 and 2022 for the main CGUs are as follows:

	2023		2022
Discount rate in local currency	Before tax	After-tax	Before tax	After-tax
Spain	9.1%	7.0%	9.0%	6.9%
Brazil	14.8%	12.0%	16.4%	12.6%
Germany	8.4%	5.8%	8.0%	5.7%
The perpetuity growth rates applied to the cash flow projections in 2023 and 2022 for the main CGUs are as follows:

Perpetuity growth rate in local currency	2023	2022
Spain	0.8%	0.8%
Brazil	4.0%	4.5%
Germany	1.0%	1.0%

Schedule of Sensitivity to Changes in Assumptions
The Group performs a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in the test. For the main CGU, the following maximum increases or decreases were assumed, expressed in percentage points:

Changes in key assumptions, In percentage points	Spain	Germany	Brazil
Financial variables
Discount rate	+/-0.5	+/-0.5	+/-1
Perpetuity growth rates	+/-0.25	+/-0.25	+/-0.5
Long-term operating variables
OIBDA Margin	+/-1.75	+/-1.5	+/-2.25
Ratio of CapEx/Revenues	+/-0.875	+/-0.75	+/-1.125